UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Basix Capital, LLC

Address:   One Montgomery Street, Suite 3300
           San Francisco, CA  94104


Form 13F File Number: 28-11285


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew P. Spotswood
Title:  Manager
Phone:  415-248-1021

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew P. Spotswood           San Francisco, CA                  2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $       57,470
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEGEAN MARINE PETROLEUM  NETWORK INC     Common Stock   Y0017S102    1,685   61,300 SH       SOLE                 61,300      -    -
AGRIUM INC                               Common Stock   008916108    1,882   30,600 SH       SOLE                 30,600      -    -
ACUITY BRANDS INC                        Common Stock   00508Y102    1,372   38,500 SH       SOLE                 38,500      -    -
ALBEMARLE CORP                           Common Stock   012653101    2,568   70,600 SH       SOLE                 70,600      -    -
ALLEGHNY TECH                            Common Stock   01741R102    1,343   30,000 SH       SOLE                 30,000      -    -
AMERICAN AXLE & MANUFACTURING HOLDINGS   Common Stock   024061103    2,408  300,300 SH       SOLE                300,300      -    -
INC
AMERICAN EAGLE OUTFITTERS INC  NEW       Common Stock   02553E106    1,883  110,900 SH       SOLE                110,900      -    -
AMETEK INC NEW                           Common Stock   031100100    1,709   44,700 SH       SOLE                 44,700      -    -
ATLAS AIR WORLDWIDE HLDGS INC FORMERLY   Common Stock   049164205    1,270   34,100 SH       SOLE                 34,100      -    -
ATLAS AIR INC COM NEW
BRISTOW GROUP INC                        Common Stock   110394103    1,450   37,700 SH       SOLE                 37,700      -    -
BURGER KING HOLDINGS INC                 Common Stock   121208201      847   45,000 SH       SOLE                 45,000      -    -
CABOT CORP                               Common Stock   127055101    1,852   70,600 SH       SOLE                 70,600      -    -
CARPENTER TECHNOLOGY CORP                Common Stock   144285103    1,024   38,000 SH       SOLE                 38,000      -    -
CEC ENTERTAINMENT INC                    Common Stock   125137109    1,277   40,000 SH       SOLE                 40,000      -    -
CELANESE CORPORATION  SERIES A           Common Stock   150870103    2,083   64,900 SH       SOLE                 64,900      -    -
CHICOS FAS INC                           Common Stock   168615102    1,211   86,200 SH       SOLE                 86,200      -    -
COMMSCOPE INC                            Common Stock   203372107    1,955   73,700 SH       SOLE                 73,700      -    -
CONTINENTAL AIRLS CLASS B                Common Stock   210795308    1,272   71,000 SH       SOLE                 71,000      -    -
COOPER TIRE & RUBBER CO.                 Common Stock   216831107    1,813   90,400 SH       SOLE                 90,400      -    -
DEALER TRACK HOLDINGS INC                Common Stock   242309102      443   23,600 SH       SOLE                 23,600      -    -
EXPEDITORS INTERNATIONAL OF WASHINGTON   Common Stock   302130109    1,323   38,100 SH       SOLE                 38,100      -    -
INC
FINISAR CORP                             Common Stock   31787A507    1,249  140,000 SH       SOLE                140,000      -    -
GYMBOREE CORP                            Common Stock   403777105      870   20,000 SH       SOLE                 20,000      -    -
HANESBRANDS INC                          Common Stock   410345102    1,688   70,000 SH       SOLE                 70,000      -    -
INGERSOLL RAND                           Common Stock   G47791101    2,141   59,900 SH       SOLE                 59,900      -    -
INTERSIL CORPORATION CL A                Common Stock   46069S109    1,396   91,000 SH       SOLE                 91,000      -    -
KANSAS CITY SOUTHERN  NEW                Common Stock   485170302      473   14,200 SH       SOLE                 14,200      -    -
MASTEC INC                               Common Stock   576323109    1,858  148,600 SH       SOLE                148,600      -    -
OLD DOMINION FREIGHT LINES INC           Common Stock   679580100      418   13,600 SH       SOLE                 13,600      -    -
PACKAGING CORP AMER                      Common Stock   695156109      460   20,000 SH       SOLE                 20,000      -    -
PLUM CREEK TIMBER CO INC  COM            Common Stock   729251108    1,801   47,700 SH       SOLE                 47,700      -    -
PROSHARES ULTRASHORT BARCLAYS 20+ YEAR   Common Stock   74347R297    1,746   35,000 SH       SOLE                 35,000      -    -
TREASURY ETF
PSS WORLD MEDICAL INC                    Common Stock   69366A100      459   20,300 SH       SOLE                 20,300      -    -
QUESTAR CORP                             Common Stock   748356102    1,833   44,100 SH       SOLE                 44,100      -    -
SANDRIDGE ENERGY INC                     Common Stock   80007P307    1,000  106,000 SH       SOLE                106,000      -    -
SANMINA SCI CORPORATION  NEW             Common Stock   800907206    2,093  189,800 SH       SOLE                189,800      -    -
TERRA INDUSTRIES INC                     Common Stock   880915103    2,038   63,300 SH       SOLE                 63,300      -    -
TMPLTN INLND                             Common Stock   879868107    1,277   60,500 SH       SOLE                 60,500      -    -
TRW AUTOMOTIVE HOLDINGS INC              Common Stock   87264S106    1,767   74,000 SH       SOLE                 74,000      -    -
VISHAY INTERTECHNOLOGY INC               Common Stock   928298108      234   28,000 SH       SOLE                 28,000      -    -


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